Schedule of Deferred Tax Assets and Liabilities, Detailed (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 1	$ 2,297,617
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 2	2,548,834
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 3	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 5	540,384
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 6	683,042
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 7	(1,263,423)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 8	(1,365,680)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 9	1,574,578
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 10	$ 1,866,196